Consolidated Statements of Shareholders’ Equity	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares USD ($) shares	Treasury stock Class A CNY (¥) shares	Treasury stock Class A USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Retained Earnings (accumulated losses) CNY (¥)	Retained Earnings (accumulated losses) USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Total Green Tree Hospitality Group Ltd. Shareholders’ Equity CNY (¥)	Total Green Tree Hospitality Group Ltd. Shareholders’ Equity USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 222,587,070		¥ 115,534,210		¥ (16,971,057)		¥ 2,080,450,699		¥ (817,544,056)		¥ 27,732,104		¥ 1,611,788,970		¥ 46,603,922		¥ 1,658,392,892
Balance at Dec. 31, 2022	¥ 222,587,070		¥ 115,534,210		¥ (16,971,057)		2,080,450,699		(817,544,056)		27,732,104		1,611,788,970		46,603,922		1,658,392,892
Balance (in Shares) at Dec. 31, 2022 | shares	68,286,954	68,286,954	34,762,909	34,762,909
Balance (in Shares) at Dec. 31, 2022 | shares					(870,908)	(870,908)
Effect of adoption of ASU2016-03									(20,112,051)				(20,112,051)				(20,112,051)
Net income									269,316,308				269,316,308		(8,788,707)		260,527,601
Repurchase of ordinary share					¥ (19,706,775)								(19,706,775)				(19,706,775)
Repurchase of ordinary share (in Shares) | shares					(635,434)	(635,434)
Business combinations under common control							(399,800,000)						(399,800,000)				(399,800,000)
Foreign currency translation adjustments											672,112		672,112				672,112
Unrealized gains on available-for-sale investments											(2,934)		(2,934)				(2,934)
Share-based compensation							62,650						62,650				62,650
Balance at Dec. 31, 2023	¥ 222,587,070		¥ 115,534,210		¥ (36,677,832)		1,680,713,349		(568,339,799)		28,401,282		1,442,218,280		37,815,215		1,480,033,495
Balance (in Shares) at Dec. 31, 2023 | shares	68,286,954	68,286,954	34,762,909	34,762,909
Balance (in Shares) at Dec. 31, 2023 | shares					(1,506,342)	(1,506,342)
Balance (in Dollars)	¥ 222,587,070		¥ 115,534,210		¥ (36,677,832)		1,680,713,349		(568,339,799)		28,401,282		1,442,218,280		37,815,215		1,480,033,495
Net income									110,002,230				110,002,230		(2,687,878)		107,314,352
Distribution to the shareholders							(70,176,000)						(70,176,000)		(869,400)		(71,045,400)
Purchase of noncontrolling interests							(566,000)						(566,000)		(400,000)		(966,000)
Repurchase of ordinary share					¥ (365,284)								(365,284)				(365,284)
Repurchase of ordinary share (in Shares) | shares					(19,030)	(19,030)
Foreign currency translation adjustments											(22,374,019)		(22,374,019)				(22,374,019)
Unrealized gains on available-for-sale investments											6,000		6,000				6,000
Share-based compensation							923						923				923
Balance at Dec. 31, 2024	¥ 222,587,070		¥ 115,534,210		¥ (37,043,116)		1,609,972,272		(458,337,569)		6,033,263		1,458,746,130		33,857,937		1,492,604,067
Balance (in Shares) at Dec. 31, 2024 | shares	68,286,954	68,286,954	34,762,909	34,762,909
Balance (in Shares) at Dec. 31, 2024 | shares					(1,525,372)	(1,525,372)
Balance (in Dollars)	¥ 222,587,070		¥ 115,534,210		¥ (37,043,116)		1,609,972,272		(458,337,569)		6,033,263		1,458,746,130		33,857,937		1,492,604,067
Net income									166,792,024				166,792,024		(3,434,790)		163,357,234	$ 23,359,773
Distribution to the shareholders							(43,022,395)						(43,022,395)				(43,022,395)
Disposal of subsidiaries															1,179,813		1,179,813
Repurchase of ordinary share					¥ (11,011,747)								(11,011,747)				(11,011,747)
Repurchase of ordinary share (in Shares) | shares					(627,166)	(627,166)
Foreign currency translation adjustments											5,059,836		5,059,836				5,059,836	723,547
Balance at Dec. 31, 2025	¥ 222,587,070	$ 31,829,528	¥ 115,534,210	$ 16,521,172	¥ (48,054,863)	$ (6,871,754)	1,566,949,877	$ 224,070,852	(291,545,545)	$ (41,690,458)	11,093,099	$ 1,586,292	1,576,563,848	$ 225,445,632	31,602,960	$ 4,519,163	1,608,166,808	229,964,795
Balance (in Shares) at Dec. 31, 2025 | shares	68,286,954	68,286,954	34,762,909	34,762,909
Balance (in Shares) at Dec. 31, 2025 | shares					(2,152,538)	(2,152,538)
Balance (in Dollars)	¥ 222,587,070	$ 31,829,528	¥ 115,534,210	$ 16,521,172	¥ (48,054,863)	$ (6,871,754)	¥ 1,566,949,877	$ 224,070,852	¥ (291,545,545)	$ (41,690,458)	¥ 11,093,099	$ 1,586,292	¥ 1,576,563,848	$ 225,445,632	¥ 31,602,960	$ 4,519,163	¥ 1,608,166,808	$ 229,964,795